Non-controlling interest (NCI) (Tables)	12 Months Ended
Dec. 31, 2021
Non Controlling Interest [Abstract]
Summary of Non Controlling Interest

The following table summarizes the information relating to DCA that has material NCI, before any intra-group elimination as of December 31:

	2019		2020		2021
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	5,683,939	Ps.	6,118,680	Ps.	6,026,384
Current assets		746,038		1,134,440		1,489,451
Non-current liabilities		(1,847,337)		(2,867,469)		(2,724,344)
Current liabilities		(499,225)		(228,897)		(320,041)
Net assets		4,083,415		4,156,754		4,471,450
Net assets attributable to NCI	Ps.	1,041,271	Ps.	1,059,972	Ps.	1,140,220

	2019		2020		2021
Revenues	Ps.	2,413,596	Ps.	1,161,805	Ps.	1,551,800
Profit / (loss)		370,943		(196,677)		181,274
OCI		(260,464)		368,848		(85,286)
Total comprehensive income		110,479		172,171		95,988
Profit / (loss) allocated to NCI		94,590		(50,153)		46,225
OCI allocated to NCI	Ps.	(19,813)	Ps.	68,854	Ps.	34,023

	2019		2020		2021
Net cash provided by operating activities		673,696		(38,123)		586,284
Net cash provided by investment activities		(69,268)		(245,271)		(208,497)
Net cash used in financing activities		(124,059)		944,221		(107,872)
Net increase (decrease) in cash and cash equivalents	Ps.	480,368	Ps.	660,827	Ps.	34,023